INSURANCE LIABILITIES - Summary of No-Lapse Guarantee Liabilities and Other Policyholder's Liabilities (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Direct Liability
Balance, beginning of period		$ 8,811,000,000	$ 6,973,000,000	$ 6,973,000,000		$ 6,811,000,000		$ 6,314,000,000
Paid Guaranteed Benefits		(399,000,000)	(374,000,000)	(505,000,000)		(638,000,000)		(403,000,000)
Balance, end of period		8,129,000,000	8,416,000,000	8,811,000,000		6,973,000,000		6,811,000,000
Previously Reported [Member]
Direct Liability
Balance, beginning of period			6,966,000,000	6,966,000,000
Balance, end of period						6,966,000,000
Reinsurance Ceded
Direct Liability
Other changes in reserves		0	0	0		0
Direct Liability
Direct Liability
Other changes in reserves		80,000,000	107,000,000	(578,000,000)	[1]	64,000,000	[1]	174,000,000
Balance, beginning of period	[1]	709,000,000	1,311,000,000	1,311,000,000		1,247,000,000		1,073,000,000
Paid Guaranteed Benefits		(13,000,000)		(24,000,000)	[1]
Balance, end of period		$ 776,000,000	$ 1,401,000,000	$ 709,000,000	[1]	$ 1,311,000,000	[1]	$ 1,247,000,000	[1]

[1]	There were no amounts of reinsurance ceded in any period presented.